PRINCIPAL® INVESTMENT PLUS VARIABLE ANNUITY
(FOR APPLICATIONS SIGNED ON OR AFTER AUGUST 1, 2013)

UPDATING SUMMARY PROSPECTUS
Dated May 1, 2023

Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) no longer offers or issues this product. This Updating Summary Prospectus is only for the use of the current owners of the product.
This Updating Summary Prospectus describes Principal® Investment Plus Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by the Company.
This Updating Summary Prospectus summarizes key features of the Contract. The statutory prospectus for the Contract (the “Expanded Prospectus”) contains more information about the Contract, including its features, benefits, and risks. You can find the Expanded Prospectus and other information about the Contract online at www.principal.com/InvestPlusVA2Report. You can also obtain this information at no cost by calling 1-800-852-4450 or by sending an email request to annuityinternet@principal.com.
Additional general information about certain investment products, including variable annuities, has been prepared by the Security and Exchange Commission’s (“SEC”) staff and is available at Investor.gov.
The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers.
At the time you purchased the Contract, you had the option of adding a Premium Payment Credit Rider. We have highlighted in grey boxes those portions of this Updating Summary Prospectus pertaining to that rider.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the statutory prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract.
Underlying Mutual Funds
The following underlying mutual funds were added to the Contract as available investment options:
•Principal VCF U.S LargeCap Buffer April Account – Class 2
•Principal VCF U.S LargeCap Buffer January Account – Class 2
•Principal VCF U.S LargeCap Buffer October Account – Class 2

Effective April 28, 2023, the Principal VCF Principal LifeTime 2010 Account was merged into the Principal VCF Principal LifeTime Strategic Income Account.
Effective June 3, 2023, the AllianceBernstein VPS Small/Mid Cap Value will be known as the AllianceBernstein VPS Discovery Value Portfolio.
For more information on the available underlying funds, please see the funds' prospectuses at the following website: www.principal.com/InvestPlusVA2Report.

KEY INFORMATION TABLE

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES	LOCATION IN EXPANDED PROSPECTUS
Charges for Early Withdrawals		7. CHARGES – Deferred Sales Load (“Surrender Charge”)
For Contracts without the Premium Payment Credit Rider	If you withdraw money from your Contract within 7 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.
For Contracts with the Premium Payment Credit Rider	If you withdraw money from your Contract within 9 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first two contract years, declining down to 0% over the 9-year time period. For example, if you make an early withdrawal within the first two contract years, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.	7. CHARGES – Transaction Fees

	FEES AND EXPENSES			LOCATION IN EXPANDED PROSPECTUS
Ongoing Fees and Expenses (annual charges)
The following part of the table describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.
	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN EXPANDED PROSPECTUS
	1. Base contract[1]	1.40%	1.40%	7. CHARGES – Base Contract Annual Expenses
	2. Investment options (underlying mutual fund fees and expenses)[2]	0.20%	5.13%	APPENDIX A in this Updating Summary Prospectus - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Optional benefits available for an additional charge	0.60% [3]	1.25% [4]	7. CHARGES – Optional Benefit Rider Charges

1    This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.
2    As a percentage of the average net underlying mutual fund assets.
3    We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.
4    At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly For Life withdrawal benefit base.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,390	HIGHEST ANNUAL COST $4,653
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge, optional benefits, and underlying mutual fund fees and expenses

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN EXPANDED PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for up to 7 years following your last premium payment (9 years if you have the Premium Payment Credit Rider). These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
Risks Associated with Investment Options
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.

•  Each investment option (including the DCA Plus and Fixed Accounts) has its own unique risks.

•  You should review the prospectuses for the available underlying mutual funds before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the DCA Plus and Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks

	RESTRICTIONS	LOCATION IN EXPANDED PROSPECTUS
Investments
•Investment Limitations – If you purchased a Guaranteed Minimum Withdrawal Benefit (“GMWB”) rider at the time you purchased your Contract, the underlying mutual funds available to you as investment options under the Contract will be limited.
10. BENEFITS AVAILABLE UNDER THE CONTRACT - Living Benefit – Guaranteed Minimum Withdrawal Benefit (GMWB)

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.
8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions
	•Removal or Substitution of Underlying Mutual Funds - We reserve the right to remove, close or substitute the underlying mutual funds that are available as investment options under the Contract.	8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes
Optional Benefits
The following were optional benefits you could have purchased at the time you purchased your Contract: the Premium Payment Credit Rider; and either the Principal Income Builder 3 (“PIB 3”) or Principal Income Builder 10 (“PIB 10”), both of which are GMWB riders.

Having the Premium Payment Credit Rider extends the surrender charge period for your Contract and the value of the credit may be more than offset by the additional charges for the rider.

Having a GMWB rider: limits your underlying investment options; restricts your ability to terminate the rider until the 5th Contract anniversary; and, if you take excess withdrawals, you will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value.
10. BENEFITS AVAILABLE UNDER THE CONTRACT

	TAXES	LOCATION IN EXPANDED PROSPECTUS
Tax Implications
•  You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN EXPANDED PROSPECTUS
Financial Professional Compensation
Your financial professional may receive compensation in the form of commissions for selling this Contract to you. Your financial professional may have a financial incentive to offer or recommend this Contract over another investment.
16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries
Exchanges
Your financial professional may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continuing to own your existing Contract.
8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations – Exchange Offers

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of investment options available under the Contract. Depending on the GMWB Rider you choose with your Contract, you may not be able to invest in certain investment options. To obtain underlying mutual fund statutory and summary prospectuses, you can visit www.principal.com/InvestPlusVA2Report, call 1-800-852-4450, or send a request to annuityinternet@principal.com.

The expense and performance information below reflects fees and expenses of the underlying mutual funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Asset Allocation	American Funds Insurance Series – Asset Allocation Fund (1) – Class 2 Shares Capital Research and Management Company	0.55%	-13.41%	5.33%	8.10%
Asset Allocation	BlackRock Global Allocation V.I. Fund (1) – Class III BlackRock Advisors, LLC/BlackRock Limited	1.01% (2)	-16.07%	3.25%	4.81%
Asset Allocation	PIMCO VIT All Asset Portfolio (1) – Administrative Class PIMCO/Research Affiliates	1.535% (2)	-11.84%	3.22%	3.25%
Asset Allocation	Principal VCF Diversified Balanced Account (1)(3) – Class 2 Principal Global Investors, LLC	0.49%	-15.10%	3.89%	5.77%
Asset Allocation	Principal VCF Diversified Balanced Managed Volatility Account (1)(3) – Class 2 Principal Global Investors, LLC	0.58%	-14.63%	3.64%
Asset Allocation	Principal VCF Diversified Growth Account (1)(3) – Class 2 Principal Global Investors, LLC	0.50%	-15.70%	4.96%	7.20%
Asset Allocation	Principal VCF Diversified Growth Managed Volatility Account (1)(3) – Class 2 Principal Global Investors, LLC	0.60%	-15.12%	4.70%
Asset Allocation	Principal VCF Diversified Income Account (1)(3) – Class 2 Principal Global Investors, LLC	0.47%	-14.54%	2.72%	4.28%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Asset Allocation	Principal VCF Principal LifeTime 2020 Account (3) – Class 1 Principal Global Investors, LLC	0.54%	-14.38%	3.35%	5.69%
Asset Allocation	Principal VCF Principal LifeTime 2030 Account (3) – Class 1 Principal Global Investors, LLC	0.57%	-16.84%	4.09%	6.68%
Asset Allocation	Principal VCF Principal LifeTime 2040 Account (3) – Class 1 Principal Global Investors, LLC	0.64%	-18.10%	4.74%	7.53%
Asset Allocation	Principal VCF Principal LifeTime 2050 Account (3) – Class 1 Principal Global Investors, LLC	0.68%	-18.81%	5.06%	7.98%
Asset Allocation	Principal VCF Principal LifeTime Strategic Income Account (3)(4) – Class 1 Principal Global Investors, LLC	0.54%	-13.09%	1.80%	3.09%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Balanced Portfolio (3) – Class 1 Principal Global Investors, LLC	0.76%	-16.15%	3.88%	6.38%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Balanced Portfolio (3) – Class 1 Principal Global Investors, LLC	0.75%	-14.45%	2.84%	4.83%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Growth Portfolio (3) – Class 1 Principal Global Investors, LLC	0.78%	-17.79%	4.84%	7.82%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Flexible Income Portfolio – Class 1 Principal Global Investors, LLC	0.70%	-13.11%	2.04%	3.77%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios (3) – Strategic Growth Portfolio – Class 1 Principal Global Investors, LLC	0.79%	-18.78%	5.53%	8.74%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.79%	-16.14%	4.56%
Asset Allocation	TOPS® Balanced ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	-11.41%	2.69%
Asset Allocation	TOPS® Conservative ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.83%	-9.12%	2.25%
Asset Allocation	TOPS® Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	-14.95%	4.08%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	-13.07%	3.64%
Bank Loan	Guggenheim Investments VIF (1) – Series F (Guggenheim Floating Rate Strategies Series) Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments	1.18% (2)	-0.85%	1.64%
Commodities	Rydex VI Commodities Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.77% (2)	22.88%	5.33%	-4.49%
Convertibles	EQ Advisors Trust 1290 VT Convertible Securities Portfolio (1) – Class IB Equitable Investment Management Group, LLC/SSGA Funds Management, Inc.	0.90% (2)	-20.99%	5.68%
Diversified Emerging Markets	American Funds Insurance Series - New World Fund (1) – Class 2 Shares Capital Research and Management Company	0.82% (2)	-22.10%	2.32%	4.27%
Diversified Emerging Markets	Principal VCF Global Emerging Markets Account – Class 1 Principal Global Investors, LLC	1.11%	-22.66%	-2.94%	0.45%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Equity Energy	Fidelity VIP Energy Portfolio – Service Class 2 (1) Fidelity Management & Research Co., LLC	0.89%	62.87%	6.94%	4.54%
Foreign Large Blend	Principal VCF Diversified International Account – Class 1 Principal Global Investors, LLC	0.92%	-20.00%	0.63%	4.32%
Foreign Large Growth	Fidelity VIP Overseas Portfolio (1) – Service Class 2 Fidelity Management & Research Co., LLC	1.02%	-24.68%	2.35%	5.48%
Foreign Large Growth	Invesco V.I. EQV International Equity Fund – Series I Shares Invesco Advisers, Inc.	0.91%	-18.31%	1.51%	4.41%
Foreign Large Growth	MFS® International Intrinsic Value Portfolio (1) – Service Class MFS	1.15% (2)	-23.75%	2.77%	7.56%
Global Bond	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund (1) – Class 4 Franklin Advisers, Inc	0.87% (2)	-5.13%	-2.14%	-0.89%
Global Large-Stock Blend	EQ Advisors Trust 1290 VT Smartbeta Equity ESG Portfolio (1) – Class IB Equitable Investment Management Group, LLC/AXA Investment Managers US Inc	1.10% (2)	-14.52%	6.84%
Global Large-Stock Growth	Janus Henderson Global Sustainable Equity Portfolio – Service Shares (1)(5) Janus Henderson Investors US LLC	1.12% (2)
Global Real Estate	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund (1) – Class 2 Franklin Advisers, Inc.	1.25% (2)	-26.06%	0.24%	2.89%
Global Small/Mid Stock	American Funds Insurance Series – Global Small Capitalization Fund (1) – Class 2 Shares Capital Research and Management Company	0.91% (2)	-29.55%	2.79%	6.84%
Health	Fidelity VIP Health Care Portfolio – Service Class 2 (1) Fidelity Management & Research Co., LLC	0.88%	-12.62%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Health	Invesco V.I. Health Care Fund – Series I Shares Invesco Advisers, Inc.	0.96%	-13.32%	8.30%	10.24%
Health	T. Rowe Price Health Sciences Portfolio (1) – II (closed to new investors with an application signature date of 6/1/15 and later) T. Rowe Price Associates, Inc.	1.19% (2)	-12.69%	10.56%	15.35%
High Yield Bond	PIMCO VIT High Yield Portfolio (1) – Administrative Class PIMCO	0.76%	-10.28%	1.89%	3.53%
Inflation-Protected Bond	American Century VP Inflation Protection Fund (1) – Class II American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
Intermediate Government	Principal VCF Government & High Quality Bond Account – Class 1 Principal Global Investors, LLC	0.51%	-11.81%	0.78%	0.45%
Intermediate-Term Bond	Janus Henderson Series Flexible Bond Portfolio (1) – Service Shares Janus Henderson Investors US LLC	0.82% (2)	-13.90%	0.25%	1.10%
Intermediate-Term Bond	PIMCO VIT Total Return Portfolio (1) – Administrative Class PIMCO	0.67%	-14.30%	-0.18%	0.92%
Intermediate-Term Bond	Principal VCF Core Plus Bond Account – Class 1 Principal Global Investors, LLC	0.50%	-14.13%	0.27%	1.39%
Large Blend	EQ Advisors Trust 1290 VT Socially Responsible Portfolio (1) – Class IB Equitable Investment Management Group, LLC/BlackRock Investment Management, LLC	0.91%	-22.12%	8.68%	11.89%
Large Blend	Neuberger Berman AMT Sustainable Equity Portfolio – I Class Shares Neuberger Berman Investment Advisers, LLC	0.93%	-18.45%	7.40%	10.89%
Large Blend	Principal VCF LargeCap S&P 500 Index Account – Class 1 Principal Global Investors, LLC	0.20%	-18.33%	9.14%	12.25%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Blend	Principal VCF Principal Capital Appreciation Account – Class 1 Principal Global Investors, LLC	0.63%	-16.42%	10.17%	12.54%
Large Blend	Principal VCF U.S. LargeCap Buffer April Account – Class 2 (1)(3)(5)(6)(7) Principal Global Investors, LLC	0.98% (2)
Large Blend	Principal VCF U.S. LargeCap Buffer January Account – Class 2 (1)(3)(5)(6)(7) Principal Global Investors, LLC	0.98% (2)
Large Blend	Principal VCF U.S. LargeCap Buffer July Account – Class 2 (1)(3)(5)(6)(7) Principal Global Investors, LLC	0.98% (2)
Large Blend	Principal VCF U.S. LargeCap Buffer October Account – Class 2 (1)(3)(5)(6)(7) Principal Global Investors, LLC	0.98% (2)
Large Growth	American Century VP Ultra Fund (1) – Class II American Century Investment Management, Inc.	0.91% (2)	-32.46%	10.94%	13.95%
Large Growth	Calvert VP Nasdaq 100 Index Portfolio – Class F (1) Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management	0.73% (2)	-32.81%	11.55%	15.61%
Large Growth	Fidelity VIP Contrafund® Portfolio (1) – Service Class 2 Fidelity Management & Research Company	0.85%	-26.49%	8.39%	11.15%
Large Growth	Fidelity VIP Growth Portfolio (1) – Service Class 2 Fidelity Management & Research Co., LLC	0.86%	-24.64%	12.14%	14.52%
Large Growth	Principal VCF Blue Chip Account (1) - Class 3 Principal Global Investors, LLC	1.05% (2)	-31.20%
Large Growth	Principal VCF LargeCap Growth Account I – Class 1 Principal Global Investors, LLC/Brown Advisory, LLC & TRowe Price Associates, Inc.	0.69% (2)	-34.16%	8.85%	12.67%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Growth	T. Rowe Price Blue Chip Growth Portfolio (1) – II T. Rowe Price Associates, Inc.	1.00% (2)	-38.66%	4.89%	11.40%
Large Value	American Funds Insurance Series –Washington Mutual Investors Fund (1) – Class 2 Shares Capital Research and Management Company	0.50% (2)	-8.45%	7.11%	11.30%
Large Value	Fidelity VIP Equity-Income Portfolio (1) – Service Class 2 Fidelity Management & Research Co., LLC	0.76%	-5.25%	7.88%	9.91%
Large Value	MFS® Value Series (1) – Service Class MFS	0.94% (2)	-6.14%	7.08%	10.77%
Large Value	Principal VCF Equity Income Account – Class 1 Principal Global Investors, LLC	0.48%	-10.50%	7.42%	10.70%
Mid-Cap Blend	Fidelity VIP Mid Cap Portfolio (1) – Service Class 2 Fidelity Management & Research Co., LLC	0.86%	-14.97%	5.68%	9.69%
Mid-Cap Blend	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.84% (2)	-9.99%	8.51%	10.02%
Mid-Cap Growth	Principal VCF MidCap Account – Class 1 Principal Global Investors, LLC	0.54%	-22.98%	8.88%	12.54%
Mid-Cap Value	American Century VP Mid Cap Value Fund (1) – Class II American Century Investment Management, Inc.	1.01%	-1.38%	6.61%	10.84%
Mid-Cap Value	Invesco V.I. American Value Fund – Series I Shares Invesco Advisers, Inc.	0.89%	-2.61%	6.59%	8.87%
Money Market	Fidelity VIP Government Money Market Portfolio – Initial Class Fidelity Management & Research Co., LLC	0.24%	1.44%	1.08%	0.64%
Multialternative	BlackRock 60/40 Target Allocation ETF V.I. Fund (1) – Class III BlackRock Advisors LLC	0.58% (2)	-15.04%	4.52%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Multialternative	Guggenheim Investments VIF Global Managed Futures Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.90% (2)	11.28%	2.54%	1.75%
Multialternative	Guggenheim Investments VIF Long Short Equity Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.78%	-14.39%	0.43%	3.74%
Multialternative	Guggenheim Investments VIF Multi-Hedge Strategies Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.67% (2)	-3.40%	2.25%	2.25%
Natural Resources	VanEck VIP Trust – VanEck VIP Global Resources Fund (1) – Class S Shares Van Eck Associates Corporation	1.33%	8.12%	4.01%	0.10%
Equity Precious Metals	VanEck VIP Trust – VanEck VIP Global Gold Fund – Class S Shares (1) Van Eck Associates Corporation	1.45% (2)	-13.36%	3.85%	0.96%
Real Estate	Principal VCF Real Estate Securities Account – Class 1 Principal Real Estate Investors, LLC	0.79%	-25.41%	4.93%	7.79%
Short-Term Fixed Income	Columbia VP – Limited Duration Credit Fund (1) – Class 2 Columbia Management Investment Advisors, LLC	0.66% (2)	-6.36%	1.04%	1.12%
Short-Term Fixed Income	PIMCO VIT Low Duration Portfolio (1) – Advisor Class PIMCO	0.77%	-5.84%	-0.02%	0.32%
Short-Term Fixed Income	Principal VCF Short-Term Income Account – Class 1 Principal Global Investors, LLC	0.41%	-3.45%	0.94%	1.28%
Small Blend	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio (1) – Class IB Equitable Investment Management Group, LLC/GAMCO Asset Management, Inc	1.05%	-10.67%	4.98%	9.45%
Small Blend	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund – Institutional Shares Goldman Sachs Asset Management, L.P.	0.81% (2)	-19.38%	4.33%	9.20%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Small Blend	Invesco V.I. Small Cap Equity Fund – Series I Shares Invesco Advisers, Inc.	0.95%	-20.51%	5.54%	8.33%
Small Blend	Principal VCF SmallCap Account – Class 1 Principal Global Investors, LLC	0.84%	-20.63%	5.75%	10.50%
Small Growth	EQ Advisors Trust 1290 VT Micro Cap Portfolio (1) – Class IB Equitable Investment Management Group, LLC/Lord, Abbett & Co. LLC/BlackRock Investment Management, LLC	1.15% (2)	-26.00%	8.72%
Small Growth	MFS® New Discovery Series (1) – Service Class MFS	1.12% (2)	-29.99%	7.53%	9.71%
Small Value	AllianceBernstein VPS Discovery Value Portfolio (8) – Class A AllianceBernstein L.P.	0.80%	-15.63%	3.88%	9.33%
Small Value	Delaware VIP Small Cap Value Series (1) – Service Class Delaware Management Company	1.08%	-12.35%	4.04%	8.92%
Small Value	DWS Small Mid Cap Value VIP (1) – Class B DWS Investment Management Americas Inc.	1.18% (2)	-16.14%	1.77%	6.84%
Small Value	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund (1) – Class 2 Franklin Mutual Advisers, LLC	0.91% (2)	-10.06%	5.48%	9.09%
Technology	BNY Mellon IP Technology Growth Portfolio (1) – Service Shares BNY Mellon Investment Adviser, Inc.	1.03%	-46.52%	4.83%	10.90%
Utilities	MFS® Utilities Series (1) – Service Class MFS	1.03% (2)	0.48%	8.73%	8.35%
(1)     This underlying mutual fund pays 12b-1 fees to PSI.
(2)     This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the underlying mutual fund’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
(3)     This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(4)     Effective April 28, 2023, the Principal VCF Principal LifeTime 2010 Account was merged into the Principal VCF Principal LifeTime Strategic Income Account.
(5)    This Fund is not showing Average Annual Total Returns because operation of the Fund is less than a year old and will not have annual returns for the years shown.
(6)    This underlying mutual fund is not available in the state of New York.
(7)    This underlying mutual fund may not be available through all broker-dealers.
(8)    Effective June 3, 2023, the AllianceBernstein VPS Small/Mid Cap Value will be known as the AllianceBernstein VPS Discovery Value Portfolio.
Based on the GMWB rider you select, your investment options will be limited as follows:
•Diversified Balanced Managed Volatility Account;
•Diversified Growth Managed Volatility Account;
•Diversified Balanced Account;
•Diversified Growth Account; and
•Diversified Income Account.

The name of the Contract is Principal® Investment Plus Variable Annuity. The EDGAR contract identifier number for the Contract is C000129044.